Commitments and Contingencies - Lease Commitments (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Lease term	84 months
Annual monthly rent increase		3.00%
Rent Expense		$ 571	$ 547	$ 74
Future minimum lease payments
2014		667
2015		682
2016		505
2017		301
2018		25
Thereafter		0
Total		$ 2,180